Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of financial assets
The following tables show the carrying amounts of financial assets and financial liabilities by category of financial instrument and reconciliation to the corresponding line item in the statements of financial position, as appropriate. Since the line items “Trade and other receivables, net” and “Trade and other payables” contain both financial instruments and non-financial assets or liabilities (such as other tax receivables or advance payments for services to be received in the future), the reconciliation is shown in the columns headed “Non-financial assets” and “Non-financial liabilities”.

	Loans and receivables	Assets at fair value through profit or loss	Subtotal financial assets	Non- financial assets	Total
December 31, 2017
Assets as per statement of financial position
Trade and other receivables	68,869	—	68,869	103,345	172,214
Derivative financial instruments	—	4,483	4,483	—	4,483
Cash and cash equivalents	269,195	—	269,195	—	269,195
Total	338,064	4,483	342,547	103,345	445,892

	Liabilities at fair value through profit or loss	Other financial liabilities at amortized cost	Subtotal financial liabilities	Non- financial liabilities	Total
Liabilities as per statement of financial position
Trade and other payables	—	86,066	86,066	13,184	99,250
Borrowings (excluding finance lease liabilities)(i)	—	817,853	817,853	—	817,853
Finance leases	—	105	105	—	105
Derivative financial instruments (i)	552	—	552	—	552
Total	552	904,024	904,576	13,184	917,760

(i)    Effective July 1, 2013,the Group formally documented and designated cash flow hedging relationships to hedge the foreign exchange rate risk of a portion of its highly probable future sales in US dollars using a portion of its borrowings denominated in US dollars, currency forwards and foreign currency floating-to-fixed interest rate swaps (see Note 2).

	Loans and receivables	Assets at fair value through profit or loss	Subtotal financial assets	Non- financial assets	Total
December 31, 2016
Assets as per statement of financial position
Trade and other receivables	79,964	—	79,964	94,976	174,940
Derivative financial instruments	—	3,398	3,398	—	3,398
Cash and cash equivalents	158,568	—	158,568	—	158,568
Total	238,532	3,398	241,930	94,976	336,906

	Liabilities at fair value through profit or loss	Other financial liabilities at amortized cost	Subtotal financial liabilities	Non- financial liabilities	Total
Liabilities as per statement of financial position
Trade and other payables	—	81,142	81,142	12,443	93,585
Borrowings (excluding finance lease liabilities) (i)	—	635,215	635,215	—	635,215
Finance leases	—	181	181	—	181
Derivative financial instruments (i)	7,068	—	7,068	—	7,068
Total	7,068	716,538	723,606	12,443	736,049

(i)    Effective July 1, 2013,the Group formally documented and designated cash flow hedging relationships to hedge the foreign exchange rate risk of a portion of its highly probable future sales in US dollars using a portion of its borrowings denominated in US dollars, currency forwards and foreign currency floating-to-fixed interest rate swaps (see Note 2).

Disclosure of financial liabilities
The following tables show the carrying amounts of financial assets and financial liabilities by category of financial instrument and reconciliation to the corresponding line item in the statements of financial position, as appropriate. Since the line items “Trade and other receivables, net” and “Trade and other payables” contain both financial instruments and non-financial assets or liabilities (such as other tax receivables or advance payments for services to be received in the future), the reconciliation is shown in the columns headed “Non-financial assets” and “Non-financial liabilities”.

	Loans and receivables	Assets at fair value through profit or loss	Subtotal financial assets	Non- financial assets	Total
December 31, 2017
Assets as per statement of financial position
Trade and other receivables	68,869	—	68,869	103,345	172,214
Derivative financial instruments	—	4,483	4,483	—	4,483
Cash and cash equivalents	269,195	—	269,195	—	269,195
Total	338,064	4,483	342,547	103,345	445,892

	Liabilities at fair value through profit or loss	Other financial liabilities at amortized cost	Subtotal financial liabilities	Non- financial liabilities	Total
Liabilities as per statement of financial position
Trade and other payables	—	86,066	86,066	13,184	99,250
Borrowings (excluding finance lease liabilities)(i)	—	817,853	817,853	—	817,853
Finance leases	—	105	105	—	105
Derivative financial instruments (i)	552	—	552	—	552
Total	552	904,024	904,576	13,184	917,760

(i)    Effective July 1, 2013,the Group formally documented and designated cash flow hedging relationships to hedge the foreign exchange rate risk of a portion of its highly probable future sales in US dollars using a portion of its borrowings denominated in US dollars, currency forwards and foreign currency floating-to-fixed interest rate swaps (see Note 2).

	Loans and receivables	Assets at fair value through profit or loss	Subtotal financial assets	Non- financial assets	Total
December 31, 2016
Assets as per statement of financial position
Trade and other receivables	79,964	—	79,964	94,976	174,940
Derivative financial instruments	—	3,398	3,398	—	3,398
Cash and cash equivalents	158,568	—	158,568	—	158,568
Total	238,532	3,398	241,930	94,976	336,906

	Liabilities at fair value through profit or loss	Other financial liabilities at amortized cost	Subtotal financial liabilities	Non- financial liabilities	Total
Liabilities as per statement of financial position
Trade and other payables	—	81,142	81,142	12,443	93,585
Borrowings (excluding finance lease liabilities) (i)	—	635,215	635,215	—	635,215
Finance leases	—	181	181	—	181
Derivative financial instruments (i)	7,068	—	7,068	—	7,068
Total	7,068	716,538	723,606	12,443	736,049

(i)    Effective July 1, 2013,the Group formally documented and designated cash flow hedging relationships to hedge the foreign exchange rate risk of a portion of its highly probable future sales in US dollars using a portion of its borrowings denominated in US dollars, currency forwards and foreign currency floating-to-fixed interest rate swaps (see Note 2).

Disclosure of income, expense, gains and losses on financial
Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Loans and receivables	Assets/ liabilities at fair value through profit or loss	Other financial liabilities at amortized cost	Total
December 31, 2017
Interest income (i)	11,230	—	—	11,230
Interest expense (i)	(41,968)	—	(10,340)	(52,308)
Foreign exchange gains/ (losses) (i)	(15,634)	(9,402)	(13,672)	(38,708)
Gain from derivative financial instruments(ii)	—	38,679	—	38,679
Net result	(46,372)	29,277	(24,012)	(41,107)

	Loans and receivables	Assets/ liabilities at fair value through profit or loss	Other financial liabilities at amortized cost	Total
December 31, 2016
Interest income (i)	7,671	—	—	7,671
Interest expense (i)	(39,533)	—	(8,665)	(48,198)
Foreign exchange gains/ (losses) (i)	4,737	(12,288)	(11,511)	(19,062)
Loss from derivative financial instruments(ii)	—	(21,745)	—	(21,745)
Net result	(27,125)	(34,033)	(20,176)	(81,334)

(i)	Included in “Financial Results, net” in the statement of income.

(ii)	Included in “Other operating income, net” and “Financial Results, net” in the statement of income.

Disclosure of fair value measurement of assets
The following significant unobservable inputs were used to measure the Group´s biological assets using the discounted cash flow valuation technique:

Description	Unobservable inputs	Range of unobservable inputs		Relationship of unobservable inputs to fair value
		2017	2016
Sown land – sugarcane	Sugarcane yield – tonnes per hectare; Sugarcane TRS (kg of sugar per ton of cane) Production Costs – US$ per hectare. (Include maintenance, harvest and leasing costs)	-Sugarcane yield: 60-100 tn/ha -Sugarcane TRS: 120-140 kg of sugar/ton of cane -Maintenance costs: 500-700 US$/ha -Harvest costs: 9.0 -14.0 US$/ton of cane -Leasing costs: 11.4-14.4 tn/ha	-Sugarcane yield: 60-100 tn/ha -Sugarcane TRS: 120-140 kg of sugar/ton of cane -Maintenance costs: 500-600 US$/ha -Harvest costs: 9.0 -14.0 US$/ton of cane -Leasing costs: 12.0-14.4 tn/ha
The higher the sugarcane yield, the higher the fair value. The higher the maintenance, harvest and leasing costs per hectare, the lower the fair value. The higher the TRS of sugarcane, the higher the fair value.

Sown land – crops	Crops yield – tonnes per hectare; Commercial Costs – usd per hectare; Production Costs – US$ per hectare.
- Crops yield: 1.5 – 5.1 tn/ha for Wheat, 4.0 – 8.0  tn/ha for Corn, 1.4 - 3.4 tn/ha for Soybean and 2.1-3.5 for Sunflower
- Commercial Costs: 50-110 US$/ha for Wheat, 107-300 US$/ha for Corn, 172-176 US$/ha for Soybean and 10-37 US$/ha for Sunflower
- Production Costs: 200-540 US$/ha for Wheat, 230-500 US$/ha for Corn, 250-350 US$/ha for Soybean and 230-350 US$/ha for Sunflower

- Crops yield: 2.0 – 2.8 tn/ha for Wheat, 5.4 – 7.7  tn/ha for Corn, 2.7 - 3.8 tn/ha for Soybean and 1.5-2.1 for Sunflower
- Commercial Costs: 66-97 US$/ha for Wheat, 150-225 US$/ha for Corn, 70-110 US$/ha for Soybean and 65-90 US$/ha for Sunflower
- Production Costs: 170-250 US$/ha for Wheat, 350-550 US$/ha for Corn, 270-400 US$/ha for Soybean and 200-300 US$/ha for Sunflower

The higher the crops yield, the higher the fair value. The higher the commercial and direct costs per hectare, the lower the fair value.
Sown land – rice	Rice yield – tonnes per hectare; Commercial Costs – usd per hectare; Production Costs – US$ per hectare.	-Rice yield: 5.0 -5.9 tn/ha -Commercial Costs: 3-9 US$/ha -Production Costs: 750-1,000 US$/ha	-Rice yield: 5.1 -6.1 tn/ha -Commercial Costs: 8-15 US$/ha -Production Costs: 750-1,000 US$/ha	The higher the rice yield, the higher the fair value. The higher the commercial and direct costs per hectare, the lower the fair value.
The following table presents the Group´s biological assets that are measured at fair value at December 31, 2017 and 2016 (see Note 17 to see the description of each fair value level):

	2017				2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Cattle for dairy production	—	8,989	—	8,989	—	6,584	—	6,584
Breeding cattle	3,713	—	—	3,713	2,034	—	—	2,034
Other cattle	—	652	—	652	—	642	—	642
Sown land – sugarcane	—	—	93,178	93,178	—	—	82,380	82,380
Sown land – crops	—	—	31,745	31,745	—	—	28,189	28,189
Sown land – rice	—	—	29,717	29,717	—	—	25,575	25,575
When no quoted prices in an active market are available, fair values (particularly with derivatives) are based on recognized valuation methods. The Group uses a range of valuation models for this purpose, details of which may be obtained from the following table:

Class	Pricing Method	Parameters	Pricing Model	Level	Total

Futures	Quoted price	—	—	1	3,911

Options	Quoted price	—	—	1	54

Foreign-currency interest-rate swaps	Theoretical price	Swap curve; Money market interest-rate curve; Foreign-exchange curve.	Present value method	2	(34)
					3,931
The following tables present the Group’s financial assets and financial liabilities that are measured at fair value as of December 31, 2017 and 2016 and their allocation to the fair value hierarchy:

		Level 1	Level 2	Total
Assets
Derivative financial instruments	2017	4,463	20	4,483
Derivative financial instruments	2016	2,789	609	3,398

Liabilities
Derivative financial instruments	2017	(498)	(54)	(552)
Derivative financial instruments	2016	(1,196)	(5,872)	(7,068)

Disclosure of fair value measurement of liabilities
The following tables present the Group’s financial assets and financial liabilities that are measured at fair value as of December 31, 2017 and 2016 and their allocation to the fair value hierarchy:

		Level 1	Level 2	Total
Assets
Derivative financial instruments	2017	4,463	20	4,483
Derivative financial instruments	2016	2,789	609	3,398

Liabilities
Derivative financial instruments	2017	(498)	(54)	(552)
Derivative financial instruments	2016	(1,196)	(5,872)	(7,068)
When no quoted prices in an active market are available, fair values (particularly with derivatives) are based on recognized valuation methods. The Group uses a range of valuation models for this purpose, details of which may be obtained from the following table:

Class	Pricing Method	Parameters	Pricing Model	Level	Total

Futures	Quoted price	—	—	1	3,911

Options	Quoted price	—	—	1	54

Foreign-currency interest-rate swaps	Theoretical price	Swap curve; Money market interest-rate curve; Foreign-exchange curve.	Present value method	2	(34)
					3,931